Note 5 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5. PROPERTY AND EQUIPMENT, NET

Property and equipment included in the consolidated balance sheets as of December 31, 2014 and 2015 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2014	2015	2015
Motor vehicles	¥1,245,883	¥871,202	$134,490
Leasehold improvements	3,192,766	1,979,617	305,600
Office equipment	5,760,046	6,022,327	929,687
Communication equipment	38,000	38,000	5,866
Software	2,558,774	2,760,637	426,170
Total	12,795,469	11,671,783	1,801,813
Accumulated depreciation	(9,515,986)	(8,197,906)	(1,265,538)
Property and equipment, net	¥3,279,483	¥3,473,877	$536,275

Depreciation expense was RMB1.9 million, RMB1.8 million and RMB1.8 million (US$0.3 million) for the years ended December 31, 2013, 2014, and 2015, respectively.